Description of Organization and Business Operations - Additional Information (Details) (Detail) - USD ($)				11 Months Ended
	Dec. 10, 2020	May 18, 2020	Feb. 14, 2020	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation				Feb. 03, 2020
Sale of units				20,000,000
Price per share		$ 10.00		$ 10.00
Net proceeds from sale of units in initial public offering				$ 196,000,000
Amount held in trust account				202,029,414
Transaction costs		$ 12,785,179		697,907
Deferred underwriting fees		8,000,000
Original offering cost		785,179
Actual offering costs deferred		732,907
Total transaction costs		$ 12,732,907		$ 12,732,907
Decommissioning trust assets description				The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the units sold in the Offering (the “public shares”) if the Company is unable to complete a Business Combination within 18 months from the closing of the Offering on May 18, 2020; or (iii) the redemption of the public shares in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial Business Combination within 18 months from the closing of the Offering on May 18, 2020.
Common stock redemption percentage		100.00%
Public shares redemption percentage		100.00%
Minimum percentage of fair market value of business acquisition to trust account balance				80.00%
Amount held in the trust account				$ 202,029,414
Cash and short-term investments				202,000,000
Interest income earned				42,137
Interest earned on the Trust Account				12,723
Interest receivable on cash and marketable securities held in the Trust Account				$ 1,716
Common stock, shares issued				7,230,308
Sale of common stock, Shares		20,000,000
Aggregate purchase price				$ 25,000
Cash				1,170,301
Working capital deficit				$ 576,184
Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares issued				7,230,308
Common stock features description	The dollar volume-weighted average price of Common Stock (as determined in accordance with the Business Combination Agreement) equals or exceeds $12.00, $14.00 and $16.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing after the Closing on the NYSE, Nasdaq or any other national securities exchange, as applicable for each of such three tranches, respectively.
Common Stock | Tranche One [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock per share	$ 12.00
Common Stock | Tranche Two [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock per share	14.00
Common Stock | Tranche Three [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock per share	16.00
Common Stock | PIPE Subscription Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Price per share	$ 10.00
Sale of common stock, Shares	2,500,000
Aggregate purchase price	$ 25,000,000
Equity Incentive Plan
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of shares outstanding	10.00%
Percentage of shares issued and outstanding	5.00%
Lightning Systems | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares issued	53,922,000
Additional shares to be issued pursuant to business combination	16,463,096
Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock				$ 25,000
Proceeds from sale of units in private placement				6,500,000
Founders | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock				$ 574
Sale of common stock, Shares			5,735,000	5,735,000
Aggregate purchase price			$ 25,000
Minimum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets				$ 5,000,001
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses				100,000
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units		20,000,000
Gross proceeds from issuance of unit		$ 200,000,000
Proceeds from sale of units or stock				187,267,093
Net proceeds from sale of units in initial public offering		$ 196,000,000
Initial Public Offering | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock				$ 2,000
Sale of common stock, Shares				20,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Price per share		$ 10.00		$ 10.00
Gross proceeds from issuance of unit		$ 8,934,790
Proceeds from sale of units in private placement		6,000,000
Amount held in trust account		$ 202,000,000
Sale of units in private placement				650,000
Private Placement | Convertible Note Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Aggregate purchase price	$ 100,000,000
Private Placement | Common Stock | Convertible Note Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units	8,695,652
Price per share	$ 11.50
Private Placement | Warrants | Convertible Note Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units	8,695,652
Price per share	$ 11.50
Private Placement | Nomura, Oppenheimer and Odeon
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units		243,479
Proceeds from sale of units or stock		$ 2,434,790
Private Placement | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units		650,000		650,000
Sale of units in private placement		893,479
Price per share				$ 10.00
Proceeds from sale of units or stock		$ 6,500,000		$ 6,500,000
Private Placement | Founders | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of units or stock				$ 65
Sale of common stock, Shares				650,000
Underwriters
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Price per share				$ 10.00
Transaction costs		$ 4,000,000		$ 4,000,000
Sale of units in private placement				243,479